Average Annual Total Returns (Vanguard Value Index Fund ETF)	Vanguard Value Index Fund Vanguard Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Value Index Fund Vanguard Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Value Index Fund Vanguard Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Value Index Fund Vanguard Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	CRSP US Large Cap Value Index Vanguard Value Index Fund Vanguard Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	MSCI US Prime Market Value Index Vanguard Value Index Fund Vanguard Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Value Index Vanguard Value Index Fund Vanguard Value Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.19%	12.57%	7.93%	13.18%	13.29%	12.52%	13.29%
Five Years	14.96%	14.43%	12.05%	14.96%	none	14.67%	15.05%
Ten Years	7.30%	6.82%	5.91%	7.29%	none	7.15%	7.33%